EXHIBIT 99.22

infinity findings detail REPORT

Loan Number 1	Verus ID	Seller Loan Number	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xxxxxx	764334	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Not Covered/Exempt	1	1	Credit	Doc Issue	LMJD01NOFPX-0CTXAKVO	Resolved	3	R	* VOM or VOR missing/required (Lvl R)	Required VOM/VOR/ Credit report to review borrowers credit history.	Guidelines - Not required for Investment Properties	Guidelines - Not required for Investment Properties			QC Complete	09/11/2020	02/04/2022	02/04/2022	09/11/2020
xxxxxx	764334	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Not Covered/Exempt	1	1	Credit	Credit	LMJD01NOFPX-8D0XELQL	Resolved	3	R	* Loan application missing or Unexecuted (Lvl R)	Initial loan application not executed by the loan officer. Also borrowers SSN numbers also missing on initial loan application.	09/21/2020: Received application clearing issue	09/21/2020: Received application clearing issue			QC Complete	09/11/2020	02/04/2022	02/04/2022	09/11/2020
xxxxxx	764334	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Not Covered/Exempt	1	1	Valuation	Doc Issue	LMJD01NOFPX-WP2ZZ45K	Resolved	2	R	* Missing flood cert (Lvl R)	Missing Flood Cert in loan file.	10/26/2020: The copy of flood cert is provided.	10/26/2020: The copy of flood cert is provided.			QC Complete	09/11/2020	02/04/2022	02/04/2022	09/11/2020
xxxxxx	764334	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Not Covered/Exempt	1	1	Credit	Assets	LMJD01NOFPX-8REF7GRZ	Resolved	3	R	* Assets Verification (Lvl R)	Guidelines state "Earnest money deposit requires verification by either copy of check or bank statement showing the check cleared" Only wire transfers from borrower provided, no evidence of accounts from which they were withdrawn provided.:	09/17/2020: Condition cleared, required bank statements were received.	09/17/2020: Condition cleared, required bank statements were received.			QC Complete	09/11/2020	02/04/2022	02/04/2022	09/11/2020
xxxxxx	764334	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Not Covered/Exempt	1	1	Credit	Doc Issue	LMJD01NOFPX-AEPG67BW	Resolved	3	R	* Missing credit report (Lvl R)	Missing Credit Report in loan file. Guidelines require Minimum 3 tradelines rated for 12 months.	Guidelines - credit reports not required for Foreign Nationals	Guidelines - credit reports not required for Foreign Nationals			QC Complete	09/11/2020	02/04/2022	02/04/2022	09/11/2020
xxxxxx	764336	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Cash Out	Not Covered/Exempt	2	1	Valuation	LTV/CLTV	XASF5S3AHMQ-I1CDNYEZ	Resolved	4	R	* CLTV exceeds guidelines (Lvl R)	LTV is 80% and loan purpose is Cash-Out refinance. The guidelines matrix states that maximum LTV is 75% for cash-Out Refinance.	Resolved 05/13/2021: Lender has provided updated guidelines states that loan is eligible with LTV 80% for cash out transaction.	Resolved 05/13/2021: Lender has provided updated guidelines states that loan is eligible with LTV 80% for cash out transaction.			QC Complete	04/15/2021	05/13/2021	05/13/2021	04/14/2021
xxxxxx	764336	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Cash Out	Not Covered/Exempt	2	1	Compliance	Compliance	XASF5S3AHMQ-KMWEVJ70	Resolved	3	R	* HUD-1 Closing Statement missing or unsigned (Lvl R)	Missing HUD-1 settlement statement signed by borrower.	Resolved 05/13/2021: Lender has provided signed HUD-1.	Resolved 05/13/2021: Lender has provided signed HUD-1.			QC Complete	04/15/2021	05/13/2021	05/13/2021	05/10/2021
xxxxxx	764336	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Cash Out	Not Covered/Exempt	2	1	Credit	Assets	XASF5S3AHMQ-8REF7GRZ	Resolved	3	R	* Assets Verification (Lvl R)	Missing most recent bank statement to meet reserve requirement of $22,777.74.	Resolved 05/13/2021: Lender has provided online bank statement with available assets $713,279.92.	Resolved 05/13/2021: Lender has provided online bank statement with available assets $713,279.92.			QC Complete	04/15/2021	05/13/2021	05/13/2021	04/14/2021
xxxxxx	757881	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Not Covered/Exempt	3	2	Credit	Guidelines	0XJCDKQOXUS-30KZI3LH	Waived	2	W	* Credit score does not meet guidelines (Lvl W)	As per guidelines (xxxxxx Product Matrix) for Purchase transaction and DSCR program minimum LTV required is 80% & minimum FICO score should be 680-699, however FICO score is 665. Citing this as warning as we have exception approval form the lender reflecting approved FICO score as 665 (Page #4)

01/13/2022 - Loan exception approval for FICO score is in file & condition waived off.	Compensating Factors - Good Credit except for Student loan , Purchase
Underwriter Response - Good Cash Flow of subject and score just dropped

																				01/13/2022 - Loan exception approval for FICO score is in file & condition waived off.		QC Complete	09/23/2021			09/22/2021
xxxxxx	757881	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Not Covered/Exempt	3	2	Valuation	Doc Issue	0XJCDKQOXUS-WMO0OGAE	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Appraisal report for the subject property is missing the color photos. 12/08/2021 - Appraisal photo condition is provided and This condition was cleared	12/08/2021 - Appraisal photo condition is provided and This condition was cleared	12/08/2021 - Appraisal photo condition is provided and This condition was cleared			QC Complete	09/23/2021	12/08/2021	12/08/2021	09/23/2021
xxxxxx	757909	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Refinance	Non-QM/Compliant	4	2	Compliance	Compliance	FO4W3G1NSLQ-2WLSVBDU	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 4.237%  Allowed 3.680%  Over by+0.557%

																	Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	09/22/2021			02/21/2022
xxxxxx	757909	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Refinance	Non-QM/Compliant	4	2	Compliance	Compliance	FO4W3G1NSLQ-VKM5YXRU	Resolved	4	R	* ComplianceEase State/Local Predatory Test Failed (Lvl R)	This loan failed TX Constitution A6 Required Fees Test.

TX Constitution A6 Required Fees Test:

Credit Report Fee paid by Borrower: $25.42
Mortgage Broker Fee paid by Borrower: $10,312.50
Recording Fee paid by Borrower: $87.00
Recording Service Fee paid by Borrower: $3.95
Settlement or Closing Fee paid by Borrower: $450.00
Title - Guaranty Fee paid by Borrower: $2.00
Title - Tax Amendment paid by Borrower: $5.00
Title - Tax Cert paid by Borrower: $71.00
Tx Attorney paid by Borrower: $100.00
Underwriting Fee paid by Borrower: $1,195.00
Non-Specific Lender Credits $0.00

																	Resolved 2/21/2022 : Received PCCD and updated Form T-64, hence conditions cleared	Resolved 2/21/2022 : Received PCCD and updated Form T-64, hence conditions cleared	Resolved 2/21/2022 : Received PCCD and updated Form T-64, hence conditions cleared			QC Complete	09/22/2021	02/21/2022	02/21/2022	09/15/2021
xxxxxx	757909	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Refinance	Non-QM/Compliant	4	2	Compliance	Compliance	FO4W3G1NSLQ-9OO0VN6P	Resolved	1	R	* ComplianceEase Risk Indicator is "Significant" (Lvl R)	Loan is Significant due to TX Constitution A6 Required Fees Test Failed. Resolved 2/21/2022 : Received PCCD and updated Form T-64, hence conditions cleared	Resolved 2/21/2022 : Received PCCD and updated Form T-64, hence conditions cleared	Resolved 2/21/2022 : Received PCCD and updated Form T-64, hence conditions cleared			QC Complete	09/22/2021	02/21/2022	02/21/2022	09/15/2021
xxxxxx	757911	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	3	1	Credit	Guidelines	EWPPJWSX3R3-28GAQH2C	Resolved	3	R	* Income documentation does not meet guidelines (Lvl R)	Income documents provided not sufficient to calculate monthly income. Income provided is $12,000 as per initial 1003 but there is no documents to verify this income.

Please provide valid documents to verify the monthly income of borrower.

																	12/09/2021 - Income document was provided and This condition was cleared	12/09/2021 - Income document was provided and This condition was cleared	12/09/2021 - Income document was provided and This condition was cleared			QC Complete	09/17/2021	12/09/2021	12/09/2021	09/14/2021
xxxxxx	757929	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	4GA0G15JH0F-2WLSVBDU	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL       Charged:4.679%    Allowed: 4.320%     Over by: +0.359%

																	Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	09/23/2021			09/23/2021
xxxxxx	766595	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	1	2	Valuation	Value	1PGIMZBINH2-6OUPSC4T	Waived	1	W	* Property listed for sale in past 12 months (Lvl W)	Per Prospector/xxxxxx, subject was listed for xxxxxx on xxxxxx, pending on xxxxxx and canceled on xxxxxx. OLP: xxxxxx. However loan has been approved with Exception (page 5) based on the compensating factors such as: Good residual and DTI within guidelines and 55% LTV. 735 FICO. Cash-out a Primary Residence.			Good residual and DTI within guidelines LTV: 55% FICO: 735 Cash-out a Primary Residence.		QC Complete	01/14/2022			01/14/2022
xxxxxx	766570	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	1	2	Credit	Guidelines	IITX5NRV2H0-3L2978EM	Waived	2	W	* Assets do not meet guidelines (Lvl W)	As per the guideline we require 6 months reserves , in the file borrower is short of 1 month reserves , however citing this an warning as we have exception approved form in the file for approving 1 month short of 6 months of reserves			$2970 mo residual income, 3 yr S/E		QC Complete	02/15/2022			02/18/2022
xxxxxx	766605	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	4RLFKST3SXQ-2WLSVBDU	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test:
Charged:4.806%      Allowed:4.780%      Over by:+0.026%

																	Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	02/08/2022			02/08/2022
xxxxxx	766605	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	4RLFKST3SXQ-DK9NVDYI	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test failed:
Charged:4.806%      Allowed:4.780%      Over by:+0.026%

																	Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	02/08/2022			02/08/2022
xxxxxx	767080	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Credit	Eligibility	G2UDZS45UUD-6ZAPHNV5	Waived	2	W	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	Borrower is FTHB and as per guidelines xxxxxx Product Matrices v3.8 (Marked-up).pdf" Max DTI is 45% but we have exception approval in file on page no #13 with exception for DTI of 53%. Full doc loan.			Good residual income, 20% down. Purchase		QC Complete	03/01/2022			03/01/2022